Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Aggregate amount of indefinite intangible assets	$ 254,394	$ 279,466
Daseke
Disclosure Of Intangible Assets [Line Items]
Aggregate amount of indefinite intangible assets	202,290
Trademarks | Daseke
Disclosure Of Intangible Assets [Line Items]
Aggregate amount of indefinite intangible assets	$ 45,700
Discounted Cash Flow
Disclosure Of Intangible Assets [Line Items]
Debt leveraging interest rate	40.00%	40.00%
Market interest rate	9.40%	10.50%
Average growth rate	2.50%	2.00%
Terminal value growth rate	2.00%	2.00%